Schedule of investments
Delaware Sustainable Equity Income Fund
June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.58%
Communication Services — 5.92%
AT&T	33,740	$ 538,153
Comcast Class A	20,067	833,784
IAC †	3,129	196,501
Interpublic Group	7,162	276,310
Match Group †	2,549	106,676
News	6,761	133,327
News Class A	5,652	110,214
Omnicom Group	2,629	250,149
T-Mobile US †	2,460	341,694
Verizon Communications	19,409	721,821
Walt Disney †	7,133	636,834
		4,145,463
Consumer Discretionary — 4.96%
Aramark	2,632	113,308
Best Buy	1,552	127,186
BorgWarner	2,472	120,906
eBay	2,930	130,942
Ford Motor	18,165	274,837
General Motors	3,299	127,209
Hasbro	1,759	113,930
Hilton Worldwide Holdings	1,277	185,867
Lowe's	928	209,450
McDonald's	2,978	888,665
NIKE Class B	2,795	308,484
Ralph Lauren	1,080	133,164
Tapestry	2,498	106,914
Thor Industries	1,134	117,369
Whirlpool	935	139,119
Williams-Sonoma	845	105,743
Yum! Brands	1,965	272,251
		3,475,344
Consumer Staples — 8.04%
Archer-Daniels-Midland	2,897	218,897
Bunge	1,245	117,466
Campbell Soup	2,310	105,590
Church & Dwight	1,127	112,959
Coca-Cola	8,512	512,593
Colgate-Palmolive	1,753	135,051
Conagra Brands	5,172	174,400
Darling Ingredients †	1,680	107,167
Hormel Foods	3,178	127,819
Ingredion	1,342	142,185
J M Smucker	1,144	168,935
Kellogg	2,749	185,283
Keurig Dr Pepper	4,890	152,910
Kimberly-Clark	951	131,295
Kraft Heinz	8,394	297,987
Kroger	3,365	158,155
McCormick & Co.	1,671	145,761
NQ-IV925 [6/23] 2/23 (2747688)    1

Schedule of investments
Delaware Sustainable Equity Income Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Staples (continued)
PepsiCo	2,203	$ 408,040
Procter & Gamble	5,921	898,453
Target	1,100	145,090
Tyson Foods Class A	2,106	107,490
Walgreens Boots Alliance	3,870	110,256
Walmart	6,184	972,001
		5,635,783
Energy — 6.71%
Baker Hughes	25,997	821,765
Hess	12,122	1,647,986
Pioneer Natural Resources	6,353	1,316,214
Schlumberger	18,680	917,562
		4,703,527
Financials — 19.69%
Aflac	4,358	304,188
Ally Financial	3,790	102,368
American Express	3,411	594,196
American International Group	4,228	243,279
Aon Class A	339	117,023
Arthur J Gallagher & Co.	1,969	432,333
Axis Capital Holdings	2,455	132,153
Bank of America	27,275	782,520
Bank of New York Mellon	7,826	348,414
BlackRock	993	686,302
Capital One Financial	2,386	260,957
Chubb	2,490	479,474
Citigroup	10,009	460,814
Corebridge Financial	6,740	119,028
Discover Financial Services	2,716	317,365
Fifth Third Bancorp	10,354	271,378
Goldman Sachs Group	1,896	611,536
Hartford Financial Services Group	2,840	204,537
Huntington Bancshares	21,822	235,241
JPMorgan Chase & Co.	12,092	1,758,661
KeyCorp	11,577	106,971
Lazard Class A	4,537	145,184
Marsh & McLennan	1,850	347,948
MetLife	3,006	169,929
Moody's	845	293,823
Nasdaq	5,713	284,793
Northern Trust	2,239	165,999
PayPal Holdings †	3,248	216,739
PNC Financial Services Group	2,473	311,474
Popular	3,185	192,756
Principal Financial Group	1,488	112,850
Prudential Financial	2,705	238,635
RenaissanceRe Holdings	565	105,384
S&P Global	2,956	1,185,031
State Street	2,881	210,832
2    NQ-IV925 [6/23] 2/23 (2747688)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Synchrony Financial	3,703	$ 125,606
T Rowe Price Group	3,624	405,960
Unum Group	2,865	136,661
US Bancorp	7,365	243,340
Voya Financial	2,505	179,634
Western Union	12,999	152,478
		13,793,794
Healthcare — 16.88%
Abbott Laboratories	6,833	744,934
Amgen	485	107,680
Becton Dickinson and Co.	1,502	396,543
Biogen †	420	119,637
Boston Scientific †	8,755	473,558
Bristol-Myers Squibb	9,675	618,716
Cardinal Health	2,607	246,544
Centene †	1,647	111,090
Cigna Group	1,117	313,430
Cooper	398	152,605
CVS Health	5,082	351,319
Danaher	2,064	495,360
Elevance Health	825	366,539
Eli Lilly & Co.	889	416,923
Gilead Sciences	5,997	462,189
Henry Schein †	1,417	114,919
Humana	330	147,553
Illumina †	605	113,431
Johnson & Johnson	10,353	1,713,629
Laboratory Corp. of America Holdings	525	126,698
McKesson	656	280,315
Medtronic	6,333	557,937
Merck & Co.	7,098	819,038
Moderna †	1,281	155,642
Pfizer	23,358	856,771
Regeneron Pharmaceuticals †	390	280,231
Thermo Fisher Scientific	1,297	676,710
UnitedHealth Group	610	293,190
Vertex Pharmaceuticals †	409	143,931
Zimmer Biomet Holdings	1,153	167,877
		11,824,939
Industrials — 13.02%
3M	3,818	382,144
AECOM	1,565	132,540
American Airlines Group †	7,704	138,210
Automatic Data Processing	789	173,414
AZEK †	4,058	122,917
Broadridge Financial Solutions	689	114,119
Carlisle	1,295	332,206
CNH Industrial	22,226	320,054
Cummins	909	222,850
NQ-IV925 [6/23] 2/23 (2747688)    3

Schedule of investments
Delaware Sustainable Equity Income Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Delta Air Lines †	7,239	$ 344,142
Dover	1,718	253,663
Eaton	2,446	491,891
Emerson Electric	4,704	425,195
Fortive	3,245	242,629
FTI Consulting †	623	118,495
General Electric	6,661	731,711
Ingersoll Rand	4,035	263,728
Johnson Controls International	4,553	310,241
KBR	1,911	124,330
Lennox International	350	114,124
Norfolk Southern	2,345	531,752
Otis Worldwide	2,984	265,606
Owens Corning	1,690	220,545
PACCAR	5,847	489,101
Parker-Hannifin	1,318	514,073
Republic Services	1,738	266,209
Stanley Black & Decker	1,430	134,005
Tetra Tech	675	110,524
Trane Technologies	915	175,003
Union Pacific	1,551	317,366
United Airlines Holdings †	2,486	136,407
Univar Solutions †	3,120	111,821
Waste Management	653	113,243
Westinghouse Air Brake Technologies	1,994	218,682
Xylem	1,400	157,668
		9,120,608
Information Technology — 9.04%
Advanced Micro Devices †	2,512	286,142
Akamai Technologies †	1,151	103,440
Amdocs	1,833	181,192
Analog Devices	2,552	497,155
Applied Materials	2,234	322,902
Cisco Systems	20,671	1,069,517
Cognizant Technology Solutions Class A	3,472	226,652
Corning	3,351	117,419
First Solar †	717	136,294
GoDaddy Class A †	1,674	125,768
Hewlett Packard Enterprise	12,837	215,662
HP	3,649	112,061
IBM	1,835	245,541
Intel	17,430	582,859
Juniper Networks	3,969	124,349
Keysight Technologies †	657	110,015
Marvell Technology	4,847	289,754
Okta †	1,520	105,412
ON Semiconductor †	2,055	194,362
Oracle	2,546	303,203
Salesforce †	3,620	764,761
4    NQ-IV925 [6/23] 2/23 (2747688)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Twilio Class A †	1,659	$ 105,546
VMware Class A †	784	112,653
		6,332,659
Materials — 4.71%
Air Products and Chemicals	1,078	322,893
Albemarle	607	135,416
Amcor	16,035	160,029
AptarGroup	1,157	134,050
Corteva	5,934	340,018
Dow	4,972	264,809
DuPont de Nemours	2,189	156,382
Ecolab	598	111,641
Freeport-McMoRan	7,496	299,840
Graphic Packaging Holding	3,999	96,096
International Flavors & Fragrances	1,713	136,338
International Paper	4,158	132,266
LyondellBasell Industries Class A	4,209	386,512
Mosaic	3,405	119,175
Newmont	3,595	153,363
PPG Industries	798	118,343
Sonoco Products	1,843	108,774
United States Steel	4,997	124,975
		3,300,920
Real Estate — 2.36%
CBRE Group Class A †	4,133	333,574
Equinix	175	137,190
Equity Residential	2,975	196,261
Healthpeak Properties	5,955	119,696
Host Hotels & Resorts	7,005	117,894
Iron Mountain	2,975	169,039
Rexford Industrial Realty	2,725	142,299
Sun Communities	815	106,325
Ventas	2,381	112,550
Weyerhaeuser	6,425	215,302
		1,650,130
REIT Diversified — 0.22%
Digital Realty Trust	1,357	154,522
		154,522
REIT Industrial — 0.89%
Prologis	5,067	621,366
		621,366
REIT Mall — 0.26%
Simon Property Group	1,570	181,304
		181,304
REIT Multifamily — 0.51%
AvalonBay Communities	1,088	205,926
NQ-IV925 [6/23] 2/23 (2747688)    5

Schedule of investments
Delaware Sustainable Equity Income Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Multifamily (continued)
UDR	3,468	$ 148,985
		354,911
REIT Shopping Center — 0.67%
Brixmor Property Group	5,476	120,472
Kimco Realty	9,988	196,964
Regency Centers	2,508	154,919
		472,355
Utilities — 5.70%
AES	6,421	133,107
Alliant Energy	4,018	210,865
American Electric Power	4,679	393,972
Avangrid	7,508	282,901
Brookfield Renewable Class A	3,036	95,695
Consolidated Edison	4,647	420,089
Dominion Energy	5,413	280,339
Edison International	4,689	325,651
Entergy	2,241	218,206
Eversource Energy	3,484	247,085
Hawaiian Electric Industries	4,365	158,013
NRG Energy	3,494	130,641
Public Service Enterprise Group	5,750	360,008
Southern	8,646	607,381
Vistra	4,970	130,463
		3,994,416
Total Common Stocks (cost $63,442,368)		69,762,041

Short-Term Investments — 0.20%
Money Market Mutual Funds — 0.20%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	34,433	34,433
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	34,433	34,433
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	34,433	34,433
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	34,432	34,432
Total Short-Term Investments (cost $137,731)		137,731

Total Value of Securities—99.78% (cost $63,580,099)		69,899,772
Receivables and Other Assets Net of Liabilities—0.22%		154,746
Net Assets Applicable to 12,631,455 Shares Outstanding—100.00%		$70,054,518
†	Non-income producing security.
Summary of abbreviations:
REIT – Real Estate Investment Trust
S&P – Standard & Poor’s Financial Services LLC
6    NQ-IV925 [6/23] 2/23 (2747688)